MASTER TRUST (Tables)	12 Months Ended
Dec. 31, 2025
BP Employee Savings Plan (Plan No. 001)
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2025, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$637,686	$623,424	$1,880	$470	$11,688	$224
Common/collective trust funds	8,635,683	8,087,870	40,452	37,639	424,147	45,575
BrokerageLink - self directed	70,106	68,646	130	—	1,153	177
Money market funds	39,772	39,014	137	61	555	5
Total investments at fair value	9,383,247	8,818,954	42,599	38,170	437,543	45,981
Benefit responsive investment contracts at contract value	226,673	220,511	846	938	3,580	798
Total investments	9,609,920	9,039,465	43,445	39,108	441,123	46,779

Receivables:
Dividends and interest	1,953	1,909	7	5	30	2
Total assets	9,611,873	9,041,374	43,452	39,113	441,153	46,781

Accounts payable:
Pending transactions, net	2,435	2,599	—	(88)	(51)	(25)
Accrued fees and other	430	402	2	3	20	3
Total liabilities	2,865	3,001	2	(85)	(31)	(22)

Net assets	$9,609,008	$9,038,373	$43,450	$39,198	$441,184	$46,803

The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2024, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$604,037	$591,764	$1,902	$367	$9,892	$112
Common/collective trust funds	7,818,385	7,367,068	33,464	35,545	349,799	32,509
Money market funds	38,306	37,491	133	59	617	6
Total investments at fair value	8,460,728	7,996,323	35,499	35,971	360,308	32,627
Benefit responsive investment contracts at contract value	244,874	238,765	1,032	924	3,105	1,048
Total investments	8,705,602	8,235,088	36,531	36,895	363,413	33,675

Receivables:
Pending transactions
Dividends and interest	2,095	2,048	8	4	32	3
Total assets	8,707,697	8,237,136	36,539	36,899	363,445	33,678

Accounts payable:
Pending transactions, net	441	477	12	(86)	38	—
Accrued fees and other	619	598	1	2	16	2
Total liabilities	1,060	1,075	13	(84)	54	2

Net assets	$8,706,637	$8,236,061	$36,526	$36,983	$363,391	$33,676
The changes in net assets of the Master Trust for the year ended December 31, 2025, are as follows:

CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2025
thousands of dollars

Additions of assets attributed to:
Transfer of assets from participating plans:
Participant contributions	$232,490
Company contributions	149,609
Rollover contributions	38,619
Repayments of notes receivable and interest from participants	25,170
Net appreciation in fair value of investments	1,411,156
Interest, dividends and other	62,614
Transfer In	2,538
Total additions	1,922,196

Deductions of assets attributed to:
Transfer of assets to participating plans:
Benefits paid to participants	993,140
Notes receivable from participants	23,566
Administrative expenses	914
Fund management fees	2,205
Total deductions	1,019,825

Net increase in assets during year	902,371

Net Assets:
Beginning of year	8,706,637
End of year	$9,609,008

BP Partnership Savings Plan (Plan No. 051)
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2025, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$637,686	$623,424	$1,880	$470	$11,688	$224
Common/collective trust funds	8,635,683	8,087,870	40,452	37,639	424,147	45,575
BrokerageLink - self directed	70,106	68,646	130	—	1,153	177
Money market funds	39,772	39,014	137	61	555	5
Total investments at fair value	9,383,247	8,818,954	42,599	38,170	437,543	45,981
Benefit responsive investment contracts at contract value	226,673	220,511	846	938	3,580	798
Total investments	9,609,920	9,039,465	43,445	39,108	441,123	46,779

Receivables:
Dividends and interest	1,953	1,909	7	5	30	2
Total assets	9,611,873	9,041,374	43,452	39,113	441,153	46,781

Accounts payable:
Pending transactions, net	2,435	2,599	—	(88)	(51)	(25)
Accrued fees and other	430	402	2	3	20	3
Total liabilities	2,865	3,001	2	(85)	(31)	(22)

Net assets	$9,609,008	$9,038,373	$43,450	$39,198	$441,184	$46,803

The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2024, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$604,037	$591,764	$1,902	$367	$9,892	$112
Common/collective trust funds	7,818,385	7,367,068	33,464	35,545	349,799	32,509
Money market funds	38,306	37,491	133	59	617	6
Total investments at fair value	8,460,728	7,996,323	35,499	35,971	360,308	32,627
Benefit responsive investment contracts at contract value	244,874	238,765	1,032	924	3,105	1,048
Total investments	8,705,602	8,235,088	36,531	36,895	363,413	33,675

Receivables:
Pending transactions
Dividends and interest	2,095	2,048	8	4	32	3
Total assets	8,707,697	8,237,136	36,539	36,899	363,445	33,678

Accounts payable:
Pending transactions, net	441	477	12	(86)	38	—
Accrued fees and other	619	598	1	2	16	2
Total liabilities	1,060	1,075	13	(84)	54	2

Net assets	$8,706,637	$8,236,061	$36,526	$36,983	$363,391	$33,676
The changes in net assets of the Master Trust for the year ended December 31, 2025, are as follows:

CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2025
thousands of dollars

Additions of assets attributed to:
Transfer of assets from participating plans:
Participant contributions	$232,490
Company contributions	149,609
Rollover contributions	38,619
Repayments of notes receivable and interest from participants	25,170
Net appreciation in fair value of investments	1,411,156
Interest, dividends and other	62,614
Transfer In	2,538
Total additions	1,922,196

Deductions of assets attributed to:
Transfer of assets to participating plans:
Benefits paid to participants	993,140
Notes receivable from participants	23,566
Administrative expenses	914
Fund management fees	2,205
Total deductions	1,019,825

Net increase in assets during year	902,371

Net Assets:
Beginning of year	8,706,637
End of year	$9,609,008

BP DirectSave Plan (Plan No. 052)
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2025, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$637,686	$623,424	$1,880	$470	$11,688	$224
Common/collective trust funds	8,635,683	8,087,870	40,452	37,639	424,147	45,575
BrokerageLink - self directed	70,106	68,646	130	—	1,153	177
Money market funds	39,772	39,014	137	61	555	5
Total investments at fair value	9,383,247	8,818,954	42,599	38,170	437,543	45,981
Benefit responsive investment contracts at contract value	226,673	220,511	846	938	3,580	798
Total investments	9,609,920	9,039,465	43,445	39,108	441,123	46,779

Receivables:
Dividends and interest	1,953	1,909	7	5	30	2
Total assets	9,611,873	9,041,374	43,452	39,113	441,153	46,781

Accounts payable:
Pending transactions, net	2,435	2,599	—	(88)	(51)	(25)
Accrued fees and other	430	402	2	3	20	3
Total liabilities	2,865	3,001	2	(85)	(31)	(22)

Net assets	$9,609,008	$9,038,373	$43,450	$39,198	$441,184	$46,803

The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2024, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$604,037	$591,764	$1,902	$367	$9,892	$112
Common/collective trust funds	7,818,385	7,367,068	33,464	35,545	349,799	32,509
Money market funds	38,306	37,491	133	59	617	6
Total investments at fair value	8,460,728	7,996,323	35,499	35,971	360,308	32,627
Benefit responsive investment contracts at contract value	244,874	238,765	1,032	924	3,105	1,048
Total investments	8,705,602	8,235,088	36,531	36,895	363,413	33,675

Receivables:
Pending transactions
Dividends and interest	2,095	2,048	8	4	32	3
Total assets	8,707,697	8,237,136	36,539	36,899	363,445	33,678

Accounts payable:
Pending transactions, net	441	477	12	(86)	38	—
Accrued fees and other	619	598	1	2	16	2
Total liabilities	1,060	1,075	13	(84)	54	2

Net assets	$8,706,637	$8,236,061	$36,526	$36,983	$363,391	$33,676
The changes in net assets of the Master Trust for the year ended December 31, 2025, are as follows:

CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2025
thousands of dollars

Additions of assets attributed to:
Transfer of assets from participating plans:
Participant contributions	$232,490
Company contributions	149,609
Rollover contributions	38,619
Repayments of notes receivable and interest from participants	25,170
Net appreciation in fair value of investments	1,411,156
Interest, dividends and other	62,614
Transfer In	2,538
Total additions	1,922,196

Deductions of assets attributed to:
Transfer of assets to participating plans:
Benefits paid to participants	993,140
Notes receivable from participants	23,566
Administrative expenses	914
Fund management fees	2,205
Total deductions	1,019,825

Net increase in assets during year	902,371

Net Assets:
Beginning of year	8,706,637
End of year	$9,609,008

BPX Energy Employee Savings Plan (Plan No. 100)
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2025, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$637,686	$623,424	$1,880	$470	$11,688	$224
Common/collective trust funds	8,635,683	8,087,870	40,452	37,639	424,147	45,575
BrokerageLink - self directed	70,106	68,646	130	—	1,153	177
Money market funds	39,772	39,014	137	61	555	5
Total investments at fair value	9,383,247	8,818,954	42,599	38,170	437,543	45,981
Benefit responsive investment contracts at contract value	226,673	220,511	846	938	3,580	798
Total investments	9,609,920	9,039,465	43,445	39,108	441,123	46,779

Receivables:
Dividends and interest	1,953	1,909	7	5	30	2
Total assets	9,611,873	9,041,374	43,452	39,113	441,153	46,781

Accounts payable:
Pending transactions, net	2,435	2,599	—	(88)	(51)	(25)
Accrued fees and other	430	402	2	3	20	3
Total liabilities	2,865	3,001	2	(85)	(31)	(22)

Net assets	$9,609,008	$9,038,373	$43,450	$39,198	$441,184	$46,803

The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2024, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$604,037	$591,764	$1,902	$367	$9,892	$112
Common/collective trust funds	7,818,385	7,367,068	33,464	35,545	349,799	32,509
Money market funds	38,306	37,491	133	59	617	6
Total investments at fair value	8,460,728	7,996,323	35,499	35,971	360,308	32,627
Benefit responsive investment contracts at contract value	244,874	238,765	1,032	924	3,105	1,048
Total investments	8,705,602	8,235,088	36,531	36,895	363,413	33,675

Receivables:
Pending transactions
Dividends and interest	2,095	2,048	8	4	32	3
Total assets	8,707,697	8,237,136	36,539	36,899	363,445	33,678

Accounts payable:
Pending transactions, net	441	477	12	(86)	38	—
Accrued fees and other	619	598	1	2	16	2
Total liabilities	1,060	1,075	13	(84)	54	2

Net assets	$8,706,637	$8,236,061	$36,526	$36,983	$363,391	$33,676
The changes in net assets of the Master Trust for the year ended December 31, 2025, are as follows:

CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2025
thousands of dollars

Additions of assets attributed to:
Transfer of assets from participating plans:
Participant contributions	$232,490
Company contributions	149,609
Rollover contributions	38,619
Repayments of notes receivable and interest from participants	25,170
Net appreciation in fair value of investments	1,411,156
Interest, dividends and other	62,614
Transfer In	2,538
Total additions	1,922,196

Deductions of assets attributed to:
Transfer of assets to participating plans:
Benefits paid to participants	993,140
Notes receivable from participants	23,566
Administrative expenses	914
Fund management fees	2,205
Total deductions	1,019,825

Net increase in assets during year	902,371

Net Assets:
Beginning of year	8,706,637
End of year	$9,609,008

Archaea Employee Savings Plan (Plan No. 101)
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2025, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$637,686	$623,424	$1,880	$470	$11,688	$224
Common/collective trust funds	8,635,683	8,087,870	40,452	37,639	424,147	45,575
BrokerageLink - self directed	70,106	68,646	130	—	1,153	177
Money market funds	39,772	39,014	137	61	555	5
Total investments at fair value	9,383,247	8,818,954	42,599	38,170	437,543	45,981
Benefit responsive investment contracts at contract value	226,673	220,511	846	938	3,580	798
Total investments	9,609,920	9,039,465	43,445	39,108	441,123	46,779

Receivables:
Dividends and interest	1,953	1,909	7	5	30	2
Total assets	9,611,873	9,041,374	43,452	39,113	441,153	46,781

Accounts payable:
Pending transactions, net	2,435	2,599	—	(88)	(51)	(25)
Accrued fees and other	430	402	2	3	20	3
Total liabilities	2,865	3,001	2	(85)	(31)	(22)

Net assets	$9,609,008	$9,038,373	$43,450	$39,198	$441,184	$46,803

The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2024, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$604,037	$591,764	$1,902	$367	$9,892	$112
Common/collective trust funds	7,818,385	7,367,068	33,464	35,545	349,799	32,509
Money market funds	38,306	37,491	133	59	617	6
Total investments at fair value	8,460,728	7,996,323	35,499	35,971	360,308	32,627
Benefit responsive investment contracts at contract value	244,874	238,765	1,032	924	3,105	1,048
Total investments	8,705,602	8,235,088	36,531	36,895	363,413	33,675

Receivables:
Pending transactions
Dividends and interest	2,095	2,048	8	4	32	3
Total assets	8,707,697	8,237,136	36,539	36,899	363,445	33,678

Accounts payable:
Pending transactions, net	441	477	12	(86)	38	—
Accrued fees and other	619	598	1	2	16	2
Total liabilities	1,060	1,075	13	(84)	54	2

Net assets	$8,706,637	$8,236,061	$36,526	$36,983	$363,391	$33,676
The changes in net assets of the Master Trust for the year ended December 31, 2025, are as follows:

CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2025
thousands of dollars

Additions of assets attributed to:
Transfer of assets from participating plans:
Participant contributions	$232,490
Company contributions	149,609
Rollover contributions	38,619
Repayments of notes receivable and interest from participants	25,170
Net appreciation in fair value of investments	1,411,156
Interest, dividends and other	62,614
Transfer In	2,538
Total additions	1,922,196

Deductions of assets attributed to:
Transfer of assets to participating plans:
Benefits paid to participants	993,140
Notes receivable from participants	23,566
Administrative expenses	914
Fund management fees	2,205
Total deductions	1,019,825

Net increase in assets during year	902,371

Net Assets:
Beginning of year	8,706,637
End of year	$9,609,008